Financial Instruments (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and March 31, 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

At March 31, 2013:
Assets:
Cash and cash equivalents	$2,857	$—	$—	$2,857

Liabilities:
Derivative liability	$—	$—	$2,786	$2,786
Embedded derivative liability	—	—	273	273
Warrant liability	—	—	6,038	6,038
	$—	—	$9,097	$9,097

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2011 and 2012 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds.	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536
Short-term investments	—	—	—	—
	$7,536	$—	$—	$7,536
Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
$	$—	$8,903	$8,903

Reconciliation of embedded derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3)

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2013	$2,449
Change in fair value of derivative liability	337
Balance at March 31, 2013	$2,786

The reconciliation of the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Conversion Option
Balance at January 1, 2013	$276
Change in fair value of derivative liability	(3)
Balance at March 31, 2013	$273

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449

The reconciliation of the Demand Note Exchange Right and the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Demand Note Exchange Right	Conversion Option	Total Embedded Derivatives
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	310	488	798
Exercise of exchange right	(310)	—	(310)
Change in fair value of derivative liability	—	(212)	(212)
Balance at December 31, 2012	$—	$276	$276

Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2011 Warrants	2012 Warrants	Total
Balance at December 31, 2012	$2,378	$3,800	$6,178
Exercise of warrants	(15)	—	(15)
Change in fair value of warrant liability	(246)	121	(125)
Balance at March 31, 2013	$2,117	$3,921	$6,038

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2011 Warrants	2012 Warrants	Total
Balance at January 1, 2011	$—	$—	$—
Issuance of additional warrants	16,947	—	16,947
Change in fair value of warrant liability	(14,436)	—	(14,436)
Balance at December 31, 2011	2,511	—	2,511
Issuance of additional warrants	—	4,944	4,944
Change in fair value of warrant liability	(133)	(1,144)	(1,277)
Balance at December 31, 2012	$2,378	$3,800	$6,178